Merger with Spring Valley (Details) - USD ($) $ in Thousands	May 02, 2022	Mar. 31, 2022	Dec. 31, 2021
Subscription Agreements
Subsequent Event [Line Items]
Value of shares issued contingent on closing of the Merger		$ 211,000	$ 211,000
Value of shares issued contingent on entry into definitive documents		$ 30,000	$ 30,000
Class A Common Stock
Subsequent Event [Line Items]
Share exchange ratio		1	1
Class B ordinary share
Subsequent Event [Line Items]
Share exchange ratio		1	1
Subsequent Event
Subsequent Event [Line Items]
Proceeds from merger	$ 341,000